UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/99
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO               2/14/00
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 92
                                        -------------------

Form 13F Information Table Value Total: $    115,216
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Abbott Laboratories            COMMON STOCK       2824100        708,638       19,515       SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK                      335,320        4,040       SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK                      580,788       19,400       SOLE          N/A        SOLE
America OnLine Inc             COMMON STOCK     02364J104      4,582,698       60,398       SOLE          N/A        SOLE
American Express Company       COMMON STOCK                      415,625        2,500       SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK                    3,147,106       29,106       SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK      30975106        284,556       18,892       SOLE          N/A        SOLE
Amgen, Inc.                    COMMON STOCK      31162100      1,694,664       28,215       SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK      32511107        486,281       14,250       SOLE          N/A        SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK                      262,592        3,705       SOLE          N/A        SOLE
AON Corporation                COMMON STOCK      37389103        552,120       13,803       SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK                      521,982       13,111       SOLE          N/A        SOLE
AT&T Corporation               COMMON STOCK       1957109        301,674        5,937       SOLE          N/A        SOLE
At&T Lib Media Grp Cl A        COMMON STOCK                      392,688        6,912       SOLE          N/A        SOLE
Atlantic Richfield             COMMON STOCK      48825103        389,250        4,500       SOLE          N/A        SOLE
Bell Atlantic Corporation      COMMON STOCK      77853109        233,938        3,800       SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                        1,000       50,000       SOLE          N/A        SOLE
BP Amoco PLC ADR               COMMON STOCK                      709,378       11,960       SOLE          N/A        SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      4,905,412       76,423       SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK     14149Y108        890,331       18,597       SOLE          N/A        SOLE
Carnival Corp                  COMMON STOCK                      335,883        7,025       SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK     17275R102      7,974,278       74,439       SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK     172967101        728,560       13,083       SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK                    2,838,257       31,801       SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        800,355       13,740       SOLE          N/A        SOLE
Colgate Palmolive              COMMON STOCK                      247,000        3,800       SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK                    3,639,207       71,357       SOLE          N/A        SOLE
DST Systems Inc.               COMMON STOCK     233326107        228,938        3,000       SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK                      241,502        4,818       SOLE          N/A        SOLE
E. I. Du Pont De Nemours       COMMON STOCK     263534109        616,985        9,366       SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK                      525,838       17,825       SOLE          N/A        SOLE
EMC Corp Mass                  COMMON STOCK                    2,806,633       25,690       SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK     291011104        974,514       16,985       SOLE          N/A        SOLE
Enron Corporation              COMMON STOCK     293561106        909,421       20,494       SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK                    2,564,063       31,827       SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        933,311       14,948       SOLE          N/A        SOLE
General Electric               COMMON STOCK     369604103      6,321,298       40,848       SOLE          N/A        SOLE
Global Crossing Ltd            COMMON STOCK                      310,900        6,218       SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK     421946104        432,368       27,672       SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK     428236103      2,793,700       24,560       SOLE          N/A        SOLE
Home Depot                     COMMON STOCK                    3,189,476       46,392       SOLE          N/A        SOLE
Household International        COMMON STOCK     441815107        980,420       26,320       SOLE          N/A        SOLE
IBM                            COMMON STOCK     459200101        717,585        6,652       SOLE          N/A        SOLE
Imaginon Inc                   COMMON STOCK                       42,500       10,000       SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK     458140100      4,608,430       55,987       SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK     478160104      1,755,634       18,827       SOLE          N/A        SOLE
JP Morgan                      COMMON STOCK                      352,271        2,782       SOLE          N/A        SOLE
Lucent Technologies            COMMON STOCK                    2,335,692       31,143       SOLE          N/A        SOLE
Mail-Well Inc (Colorado)       COMMON STOCK     560321200        135,000       10,000       SOLE          N/A        SOLE
Marsh & McLennan               COMMON STOCK                      229,650        2,400       SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     552624000      1,396,617       51,252       SOLE          N/A        SOLE
McDonald's                     COMMON STOCK                      816,328       20,250       SOLE          N/A        SOLE
MCI WorldCom Inc               COMMON STOCK     55268B106      3,331,582       62,786       SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK     585055106        555,016       15,232       SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK                      612,481        9,116       SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK                    7,004,650       59,997       SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK     604059105        903,582        9,232       SOLE          N/A        SOLE
Molex Incorporated Cl A        COMMON STOCK                      237,563        5,250       SOLE          N/A        SOLE
Monsanto Company               COMMON STOCK     611662107      1,119,825       31,600       SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK                    1,162,424        6,084       SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                            -       35,000       SOLE          N/A        SOLE
Pall Corp.                     COMMON STOCK     696429307        421,073       19,528       SOLE          N/A        SOLE
Park National Corp             COMMON STOCK                      201,600        2,100       SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK     997134101        969,375       27,500       SOLE          N/A        SOLE
Petro Geo Svcs A/S Adr         COMMON STOCK                      244,922       13,750       SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK     717081103        784,777       24,194       SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK     718154107      1,147,125       49,875       SOLE          N/A        SOLE
Pimco Advisors Hldgs L P       COMMON STOCK                      629,381       16,700       SOLE          N/A        SOLE
Pitt Desmoines Inc             COMMON STOCK                      443,250       18,000       SOLE          N/A        SOLE
Procter & Gamble               COMMON STOCK     742718109        540,691        4,935       SOLE          N/A        SOLE
Qwest Communications           COMMON STOCK                    3,545,350       82,450       SOLE          N/A        SOLE
Royal Dutch Petroleum Co       COMMON STOCK                      356,834        5,892       SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK     785688102        832,856       61,980       SOLE          N/A        SOLE
Safeway Inc New                COMMON STOCK     786514208        375,733       10,510       SOLE          N/A        SOLE
San Juan Basin Royal Tr        COMMON STOCK                      148,466       14,310       SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        608,254       12,477       SOLE          N/A        SOLE
Schering Plough                COMMON STOCK                      305,736        7,215       SOLE          N/A        SOLE
Siebel Systems Inc             COMMON STOCK                    2,412,228       28,717       SOLE          N/A        SOLE
Southern Company               COMMON STOCK                      585,150       24,900       SOLE          N/A        SOLE
Sprint                         COMMON STOCK                      292,376        4,344       SOLE          N/A        SOLE
Sprint PCS Group               COMMON STOCK                      293,150        2,860       SOLE          N/A        SOLE
Staples Inc.                   COMMON STOCK     855030102        469,137       22,609       SOLE          N/A        SOLE
Target Corp                    COMMON STOCK                      413,086        5,625       SOLE          N/A        SOLE
Texaco                         COMMON STOCK     881694103        346,188        6,374       SOLE          N/A        SOLE
Triton Energy Limited          COMMON STOCK                      206,250       10,000       SOLE          N/A        SOLE
Tyco International LTD         COMMON STOCK                      403,650       10,350       SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                      796,585       33,452       SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK                    1,333,530       26,940       SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK                    6,002,878       86,841       SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK     254687106        447,759       15,308       SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK                      230,494        5,700       SOLE          N/A        SOLE
Yahoo! Inc                     COMMON STOCK     984332106        322,352          745       SOLE          N/A        SOLE